Related Parties - Compensation Paid to Directors (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Related party transactions [abstract]
Remuneration	¥ 1,176	¥ 1,209	¥ 679
STI (Short Term Incentive)	471	612	229
LTI (Long Term Incentive)	380	453	286
Total	¥ 2,027	¥ 2,274	¥ 1,194